INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax rates applicable in each jurisdiction where the Company operates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Chile
INCOME TAX EXPENSE AND DEFERRED TAXES
Applicable rate	27.00%	27.00%	27.00%
Brazil
INCOME TAX EXPENSE AND DEFERRED TAXES
Applicable rate	34.00%	34.00%	34.00%
Argentina
INCOME TAX EXPENSE AND DEFERRED TAXES
Applicable rate	35.00%	35.00%	35.00%
Paraguay
INCOME TAX EXPENSE AND DEFERRED TAXES
Applicable rate	10.00%	10.00%	10.00%